Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table represents a disaggregation of revenue earned (in millions):

	Three Months Ended March 31,
	2023	2022
Revenues from contracts with customers
LNG revenues	$2,106	$2,488
LNG revenues-affiliate	761	757

Total revenues from contracts with customers	$2,867	$3,245

The following table represents a disaggregation of revenue earned (in millions):

	Year Ended December 31,
	2022	2021	2020
Revenues from contracts with customers
LNG revenues (1)	$11,506	$7,640	$5,195
LNG revenues-affiliate	4,568	1,472	662
LNG revenues-related party	—	1	—

Total revenues from contracts with customers	16,074	9,113	5,857
Net derivative gain (loss) (2)	1	(1)	—

Total revenues	$16,075	$9,112	$5,857

(1)
LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election. During the year ended December 31, 2020, we recognized $553 million in LNG revenues associated with LNG cargoes for which customers notified us that they would not take delivery. We did not have revenues associated with LNG cargoes for which customers notified us that they would not take delivery during the years ended December 31, 2022 and 2021. Revenue is generally recognized upon receipt of irrevocable notice that a customer will not take delivery because our customers have no contractual right to take delivery of such LNG cargo in future periods and our performance obligations with respect to such LNG cargo have been satisfied.

(2)	See Note 7-Derivative Instruments for additional information about our derivatives.

Contract with Customer, Asset
The following table shows our contract assets, net of current expected credit losses, which are classified as other current assets and other non-current
assets, net on our Balance Sheets (in millions):

	March 31, 2023	December 31, 2022
Contract assets, net of current expected credit losses	$1	$1

The following table shows our contract assets, net of current expected credit losses, which are classified as other current assets and other non-current
assets, net on our Balance Sheets (in millions):

	December 31,
	2022	2021
Contract assets, net of current expected credit losses	$1	$1

Contract Balances Reconciliation
The following table reflects the changes in our contract liabilities, which we classify as deferred revenue on our Balance Sheets (in millions):

Three Months Ended March 31, 2023
Deferred revenue, beginning of period	$132
Cash received but not yet recognized in revenue	72
Revenue recognized from prior period deferral	(132)

Deferred revenue, end of period	$72

The following table reflects the changes in our contract liabilities to affiliate, which we classify as other non-current
liabilities-affiliate on our Balance Sheets (in millions):

Three Months Ended March 31, 2023
Deferred revenue-affiliate, beginning of period	$5
Cash received but not yet recognized in revenue	5
Revenue recognized from prior period deferral	(5)

Deferred revenue-affiliate, end of period	$5

The following table reflects the changes in our contract liabilities, which we classify as deferred revenue on our Balance Sheets (in millions):

Year Ended December 31, 2022
Deferred revenue, beginning of period	$132
Cash received but not yet recognized in revenue	132
Revenue recognized from prior period deferral	(132)

Deferred revenue, end of period	$132

The following table reflects the changes in our contract liabilities to affiliate, which we classify as other non-current
liabilities-affiliate on our Balance Sheets (in millions):

Year Ended December 31, 2022
Deferred revenue-affiliate, beginning of period	$2
Cash received but not yet recognized in revenue	5
Revenue recognized from prior period deferral	(2)

Deferred revenue-affiliate, end of period	$5

Transaction Price Allocated to Future Performance Obligations	The following table discloses the aggregate amount of the transaction price that is allocated to performance obligations that have not yet been satisfied:

	March 31, 2023		December 31, 2022
	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)
LNG revenues	$49.9	8	$50.8	8
LNG revenues-affiliate	1.8	2	2.0	2

Total revenues	$51.7		$52.8

(1)	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.
The following table discloses the aggregate amount of the transaction price that is allocated to performance obligations that have not yet been satisfied:

	December 31, 2022		December 31, 2021
	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)
LNG revenues	$50.8	8	$49.3	9
LNG revenues-affiliate	2.0	2	2.1	3

Total revenues	$52.8		$51.4

(1)	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.